Total Capital and Net Income Per Common Unit - Repurchase of Common Units (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			36 Months Ended	48 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021
Accelerated Share Repurchases [Line Items]
Total cost		$ 15,635	$ 25,728
Common Units | Limited Partners
Accelerated Share Repurchases [Line Items]
Units repurchased (in shares)		(1,373,000)	(1,934,000)
Total cost		$ 15,322	$ 25,214
Common Units | Repurchase agreements
Accelerated Share Repurchases [Line Items]
Stock Repurchase Program, Authorized Amount	$ 100,000				$ 100,000
Units repurchased (in shares)	0	1,373,066	1,934,569	3,307,635
Common Units | Repurchase agreements | Limited Partners
Accelerated Share Repurchases [Line Items]
Average price paid per unit (in USD per share)	$ 0	$ 11.16	$ 13.03		$ 12.17
Total cost	$ 0	$ 15,322	$ 25,214		$ 40,536